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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------
This Amendment (Check only one):  [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Van Wagoner Capital Management, Inc.
Address:  Three Embarcadero Center, Suite 1120
          San Francisco, CA  94111

Form 13F File Number:  28-6388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Garrett R. Van Wagoner
Title:    President
Phone:    (415) 835-5000

Signature, Place, and Date of Signing:


/s/ Garrett R. Van Wagoner             San Francisco, CA        October 29, 2007
--------------------------------------------------------------------------------
Garrett R. Van Wagoner                    City, State                  Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                      0
                                              ---------------

Form 13F Information Table Entry Total:                50
                                              ---------------

Form 13F Information Table Value Total:           $58,194
                                              ---------------
                                                (thousands)



List of Other Included Managers:  NONE

Page 1 of 3                                                             09/30/07

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

A R M HLDG                COMMON    042068106       532     56,500  SH        SOLE                              56,500
------------------------------------------------------------------------------------------------------------------------------------
ACME PACKET               COMMON    004764106     1,658    107,500  SH        SOLE                             107,500
------------------------------------------------------------------------------------------------------------------------------------
AIRSPAN NTWRKS            COMMON    00950H102     1,441    576,500  SH        SOLE                             576,500
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD              COMMON    M0861T100       690     47,500  SH        SOLE                              47,500
------------------------------------------------------------------------------------------------------------------------------------
ANADIGICS                 COMMON    032515108     1,293     71,500  SH        SOLE                              71,500
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO             COMMON    03822W109     1,548    490,000  SH        SOLE                             490,000
------------------------------------------------------------------------------------------------------------------------------------
ARUBA NETWORKS            COMMON    043176106       776     38,800  SH        SOLE                              38,800
------------------------------------------------------------------------------------------------------------------------------------
ASIAINFO HLDGS            COMMON    04518A104     1,971    217,500  SH        SOLE                             217,500
------------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMM              COMMON    04743P108     1,079     36,000  SH        SOLE                              36,000
------------------------------------------------------------------------------------------------------------------------------------
BOOKHAM TECH              COMMON    09856E105     1,159    420,000  SH        SOLE                             420,000
------------------------------------------------------------------------------------------------------------------------------------
CAVIUM NETWORKS           COMMON    14965A101     1,089     33,500  SH        SOLE                              33,500
------------------------------------------------------------------------------------------------------------------------------------
CERAGON NET               COMMON    M22013102     1,017     53,500  SH        SOLE                              53,500
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                COMMON    171779309       971     25,500  SH        SOLE                              25,500
------------------------------------------------------------------------------------------------------------------------------------
COMMVAULT SYS             COMMON    204166102     7,061    381,265  SH        SOLE                             381,265
------------------------------------------------------------------------------------------------------------------------------------
COMTECH GROUP             COMMON    205821200       692     38,000  SH        SOLE                              38,000
------------------------------------------------------------------------------------------------------------------------------------
EMCORE                    COMMON    290846104     2,376    247,500  SH        SOLE                             247,500
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX                   COMMON    29444U502       510      5,750  SH        SOLE                               5,750
------------------------------------------------------------------------------------------------------------------------------------
EXFO ELECTRO              COMMON    302043104       708    105,000  SH        SOLE                             105,000
------------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS               COMMON    315616102     1,209     32,500  SH        SOLE                              32,500
------------------------------------------------------------------------------------------------------------------------------------
FORMFACTOR                COMMON    346375108       921     20,750  SH        SOLE                              20,750
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 3                                                             09/30/07

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

FOUNDRY NET               COMMON    35063R100       897     50,500  SH        SOLE                              50,500
------------------------------------------------------------------------------------------------------------------------------------
GIGAMEDIA LTD             COMMON    Y2711Y104     1,980    122,500  SH        SOLE                             122,500
------------------------------------------------------------------------------------------------------------------------------------
INFINERA CORP             COMMON    45667G103       655     32,500  SH        SOLE                              32,500
------------------------------------------------------------------------------------------------------------------------------------
INTERCTIVE INTELL         COMMON    45839M103       580     30,500  SH        SOLE                              30,500
------------------------------------------------------------------------------------------------------------------------------------
INTERNAP NET              COMMON    45885A300     1,204     85,000  SH        SOLE                              85,000
------------------------------------------------------------------------------------------------------------------------------------
MELLANOX TECH             COMMON    M51363113       178      9,100  SH        SOLE                               9,100
------------------------------------------------------------------------------------------------------------------------------------
NAVISITE INC              COMMON    63935M208       901    102,500  SH        SOLE                             102,500
------------------------------------------------------------------------------------------------------------------------------------
NETLOGIC MICRO            COMMON    64118B100     1,029     28,500  SH        SOLE                              28,500
------------------------------------------------------------------------------------------------------------------------------------
NUANCE COMM               COMMON    67020Y100       406     21,000  SH        SOLE                              21,000
------------------------------------------------------------------------------------------------------------------------------------
O N SEMICNDCTR            COMMON    682189105       502     40,000  SH        SOLE                              40,000
------------------------------------------------------------------------------------------------------------------------------------
OPNEXT INC                COMMON    68375V105     1,201    103,500  SH        SOLE                             103,500
------------------------------------------------------------------------------------------------------------------------------------
P L X TECH                COMMON    693417107     1,350    125,000  SH        SOLE                             125,000
------------------------------------------------------------------------------------------------------------------------------------
P M C-SIERRA              COMMON    69344F106     1,133    135,000  SH        SOLE                             135,000
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX TECH              COMMON    719153108     1,580    147,500  SH        SOLE                             147,500
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM             COMMON    741503403       444      5,000  SH        SOLE                               5,000
------------------------------------------------------------------------------------------------------------------------------------
RIVERBED TECH             COMMON    768573107       687     17,000  SH        SOLE                              17,000
------------------------------------------------------------------------------------------------------------------------------------
ROO GROUP INC             COMMON    776349201       736    920,000  SH        SOLE                             920,000
------------------------------------------------------------------------------------------------------------------------------------
SMITH MICRN SFT           COMMON    832154108     1,558     97,000  SH        SOLE                              97,000
------------------------------------------------------------------------------------------------------------------------------------
SRS LABS INC              COMMON    78464M106       397     54,197  SH        SOLE                              54,197
------------------------------------------------------------------------------------------------------------------------------------
STARENT NETWORKS          COMMON    85528P108       612     29,000  SH        SOLE                              29,000
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 3                                                             09/30/07

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

SUNRISE TEL               COMMON    86769Y105     4,986  2,374,400  SH        SOLE                           2,374,400
------------------------------------------------------------------------------------------------------------------------------------
SYNCHRONOSS TECH          COMMON    87157B103       873     20,750  SH        SOLE                              20,750
------------------------------------------------------------------------------------------------------------------------------------
TALEO CORP                COMMON    87424N104       635     25,000  SH        SOLE                              25,000
------------------------------------------------------------------------------------------------------------------------------------
TASER INTL                COMMON    87651B104       400     25,500  SH        SOLE                              25,500
------------------------------------------------------------------------------------------------------------------------------------
TELECOMM SYS              COMMON    87929J103       688    172,500  SH        SOLE                             172,500
------------------------------------------------------------------------------------------------------------------------------------
TRANSWITCH                COMMON    894065101       888    634,300  SH        SOLE                             634,300
------------------------------------------------------------------------------------------------------------------------------------
ULTIMATE SFTWRE           COMMON    90385D107       462     13,250  SH        SOLE                              13,250
------------------------------------------------------------------------------------------------------------------------------------
VARIAN SEMI               COMMON    922207105       937     17,500  SH        SOLE                              17,500
------------------------------------------------------------------------------------------------------------------------------------
VERAZ NETWRKS             COMMON    923359103       772    110,000  SH        SOLE                             110,000
------------------------------------------------------------------------------------------------------------------------------------
W J COMM                  COMMON    929284107       822    632,438  SH        SOLE                             632,438
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL                                58,194
------------------------------------------------------------------------------------------------------------------------------------